Loan Receivable - Carrying Value of Term Loan Facility (Parenthetical) (Detail)	Dec. 31, 2016	Dec. 31, 2015	Oct. 19, 2012
Term Loan [Member]
Accounts Notes And Loans Receivable [Line Items]
Percentage of interest on Term loan facility	15.00%	15.00%	15.00%